SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
		Jun. 17, 2025 shares	Mar. 17, 2025 shares	Feb. 24, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 € / shares shares	Jun. 16, 2025 shares	Apr. 02, 2025 shares	Mar. 16, 2025 shares	Feb. 23, 2025 shares	Jun. 30, 2024 € / shares
IfrsStatementLineItems [Line Items]
Par value per share, post reserve split | $ / shares					$ 0.000000000000287
New deferred shares description					The new deferred shares of $0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
Preferred stock nominal value | $ / shares					$ 0.0001
Net increase in equity | $					$ 3,204		$ 7,529
Investors cost | $					610
Share issue expense | $					1,124
Share-based payment expenses | $					15,274	$ 1,623
Employees directors advisory board and service providers [member]
IfrsStatementLineItems [Line Items]
Share-based payment expenses | $					$ 15,274	$ 1,693
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		88,211	83,508	239					609,640		88,211	83,508
Incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Stock option		330,715	4,704	60,976
Incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Stock option		190,714		18,641
Alpha april note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					20,891			20,891		14,235
Net increase in equity | $							$ 2,300
Alpha july note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					13,287			13,287
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					25,000			25,000
Number of shares authorized	[1]				25,000		25,000	25,000
Par value per share | (per share)					$ 0.0001			€ 1.00					€ 1
Issued capital [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares					$ 0.0001

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.